Business Combinations (Tables)	12 Months Ended
Jun. 30, 2021
Disclosure of detailed information about business combination [abstract]
Schedule of detailed information about business combinations	The following table summarizes the preliminary estimated fair values of assets acquired and liabilities assumed as of the date of acquisition:

Fair Value
(U.S. $ in thousands)
Cash and cash equivalents	$1,235
Tax receivables, current	166
Prepaid expenses and other current assets	668
Property and equipment, net	52
Right-of-use assets, net	403
Intangible assets	9,600
Goodwill	30,039
Trade and other payables	(492)
Tax liabilities	(23)
Provisions, current	(135)
Deferred revenue	(1,300)
Lease obligations, current	(268)
Deferred tax liabilities	(2,694)
Lease obligations, non-current	(136)
Other non-current liabilities	(669)
Net assets acquired	$36,446
The following table sets forth the components of identifiable intangible assets acquired and their estimated useful lives as of the date of acquisition:

	Fair Value	Useful Life
	(U.S. $ in thousands)	(years)
Developed technology	$8,200	5
Customer relationships	1,400	5
Total intangible assets subject to amortization	$9,600
The following table summarizes the preliminary estimated fair values of assets acquired and liabilities assumed as of the date of acquisition:

Fair Value
(U.S. $ in thousands)
Cash and cash equivalents	$1,035
Accounts receivable	266
Prepaid and other assets	40
Deferred tax assets	3,095
Developed technology	12,400
Goodwill	33,218
Deferred revenue	(682)
Trade and other payables	(676)
Deferred tax liabilities	(3,128)
Net assets acquired	$45,568
The following table summarizes the estimated fair values of assets acquired and liabilities assumed as of the date of acquisition:

Fair Value
(U.S. $ in thousands)
Cash and cash equivalents	$1,970
Intangible assets	15,900
Goodwill	23,124
Trade and other payables	(617)
Deferred revenue	(600)
Deferred tax liabilities	(639)
Net assets acquired	$39,138
The following table sets forth the components of identifiable intangible assets acquired and their estimated useful lives as of the date of acquisition:

	Fair Value	Useful Life
	(U.S. $ in thousands)	(years)
Developed technology	$13,700	4
Customer relationships	1,800	3
Trade name	400	1
Total intangible assets subject to amortization	$15,900
The following table summarizes the preliminary estimated fair values of assets acquired and liabilities assumed as of the date of acquisition:

Fair Value
(U.S. $ in thousands)
Cash and cash equivalents	$664
Trade receivables	36
Prepaid expenses and other current assets	22
Deferred tax assets	475
Intangible assets	5,350
Goodwill	12,322
Deferred revenue	(50)
Deferred tax liabilities	(1,237)
Net assets acquired	$17,582
The following table sets forth the components of identifiable intangible assets acquired and their estimated useful lives as of the date of acquisition:

	Fair Value	Useful Life
	(U.S. $ in thousands)	(years)
Developed technology	$4,400	6
Customer relationships	850	6
Trade name	100	1
Total intangible assets subject to amortization	$5,350
The following table summarizes the estimated fair values of assets acquired and liabilities assumed:

Fair Value
(U.S. $ in thousands)
Cash and cash equivalents	$1,193
Trade receivables	3,614
Prepaid expenses and other current assets	270
Intangible assets	52,900
Goodwill	101,999
Trade and other payables	(1,196)
Deferred revenue	(2,230)
Net assets acquired	$156,550
The following table sets forth the components of identifiable intangible assets acquired and their estimated useful lives as of the date of acquisition:

	Fair Value	Useful Life
	(U.S. $ in thousands)	(years)
Developed technology	$34,600	5
Customer relationships	16,900	7
Backlog	1,400	3
Total intangible assets subject to amortization	$52,900
The following table summarizes the estimated fair values of assets acquired and liabilities assumed as of the date of acquisition:

Fair Value
(U.S. $ in thousands)
Cash and cash equivalents	$1,232
Trade receivables	1,933
Prepaid expenses and other current assets	513
Intangible assets	87,900
Goodwill	189,727
Trade and other payables	(1,533)
Deferred revenue	(1,217)
Deferred tax liabilities, net	(19,010)
Net assets acquired	$259,545
The following table sets forth the components of identifiable intangible assets acquired and their estimated useful lives as of the date of acquisition:

	Fair Value	Useful Life
	(U.S. $ in thousands)	(years)
Developed technology	$35,600	5
Customer relationships	48,600	10
Trade name	3,700	5
Total intangible assets subject to amortization	$87,900